Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Lease - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 377	$ 750
Lease liabilities current	330	208
Lease liabilities non-current		471
Total operating lease liabilities	$ 330	$ 679